Commitments and Contingencies Contingencies (Details) $ in Thousands				1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 12, 2014 staff	Aug. 22, 2014 USD ($)	Jul. 12, 2013 USD ($)	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Aug. 31, 2013 USD ($)	Oct. 02, 2015 USD ($) plaintiff	Apr. 03, 2015 USD ($) plaintiff	Feb. 14, 2014 USD ($)	Sep. 27, 2013 USD ($)
Computer Sciences Corporation | Maryland Medicaid Enterprise Restructuring Project | Pending Litigation
Loss Contingencies [Line Items]
Damages sought					$ 80,000
Computer Sciences Corporation | U.S. Army Communications-Electronics Command v. Computer Sciences Corp | Pending Litigation
Loss Contingencies [Line Items]
Damages sought			$ 235,155
Computer Sciences GS Business
Loss Contingencies [Line Items]
Current loss contingency receivable									$ 34,000	$ 61,000
Computer Sciences GS Business | Maryland Medicaid Enterprise Restructuring Project | Pending Litigation
Loss Contingencies [Line Items]
Contract performance suspension period		90 days
Number of staff to be assigned | staff	9
Computer Sciences GS Business | Strauch and Colby v. Computer Sciences Corporation | Pending Litigation
Loss Contingencies [Line Items]
Number of system administrators | plaintiff							6,400	4,000
Number of system administrators employed by Computer Sciences GS Business | plaintiff							2,921	1,865
Computer Sciences GS Business | U.S. Army Communications-Electronics Command v. Computer Sciences Corp
Loss Contingencies [Line Items]
Damages sought			$ 235,155
Computer Sciences GS Business | Maryland Medicaid Enterprise Restructuring Project, Claim Number 2A-D | Pending Litigation
Loss Contingencies [Line Items]
Damages sought		$ 77,000
Computer Sciences GS Business | Maryland Medicaid Enterprise Restructuring Project, Claim Number 2B | Pending Litigation
Loss Contingencies [Line Items]
Damages sought		65,000
Computer Sciences GS Business | Maryland Medicaid Enterprise Restructuring Project, Claim Number 2C | Pending Litigation
Loss Contingencies [Line Items]
Damages sought		65,000
Computer Sciences GS Business | Maryland Medicaid Enterprise Restructuring Project, Claim Number 2D | Pending Litigation
Loss Contingencies [Line Items]
Damages sought		$ 3,000
Computer Sciences GS Business | Potential adjustments on government contracts
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss							$ 7,397	$ 8,244
Computer Sciences GS Business | Withdrawal from pension plan
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss							$ 26,000	$ 26,000
Computer Sciences GS Business | Subsequent Event | U.S. Department of Justice Civil Division v. Computer Sciences Corporation | Settled Litigation
Loss Contingencies [Line Items]
Litigation settlement				$ 1,350
NetCracker Technology Corp | U.S. Department of Justice Civil Division v. Computer Sciences Corporation
Loss Contingencies [Line Items]
Damages sought						$ 15,480
NetCracker Technology Corp | Subsequent Event | U.S. Department of Justice Civil Division v. Computer Sciences Corporation | Settled Litigation
Loss Contingencies [Line Items]
Litigation settlement				$ 11,400